UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     EAC Management LP

Address:  654 Madison Avenue, Suite 801
          New York, New York 10021


13F File Number: 28-11106

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mike Donatelli
Title:  Managing Member, General Partner
Phone:  (212) 500-2812


Signature, Place and Date of Signing:

/s/ Mike Donatelli               New York, New York          November 9, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $249,917
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number                               Name
NONE


                                                         FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4       COLUMN 5         COLUMN 6   COLUMN 7       COLUMN 8

                                TITLE                        VALUE      SHRS OR   SH/ PUT/   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS SOLE  SHARED  NONE
--------------                  --------        -----       --------   -------   --- ----   ----------  --------  ----  ------  ----
ARGOSY GAMING CO                COM              040228108      8,806   187,400   SH          SOLE                SOLE
BEI TECHNOLOGIES INC            COM              05538P104      2,737    78,228   SH          SOLE                SOLE
BEVERLY ENTERPRISES INC         COM NEW          087851309        276    22,500   SH          SOLE                SOLE
BROOKSTONE INC                  COM              114537103      1,553    77,869   SH          SOLE                SOLE
CAPITAL AUTOMOTIVE REIT         COM SH BEN INT   139733109     10,650   275,135   SH          SOLE                SOLE
E-LOAN INC                      COM              26861P107        904   215,785   SH          SOLE                SOLE
EYETECH PHARMACEUTICALS INC     COM              302297106      1,392    77,500   SH          SOLE                SOLE
GILLETTE CO                     COM              375766102     33,741   582,000   SH          SOLE                SOLE
GUIDANT CORP                    COM              401698105      1,894    27,500   SH          SOLE                SOLE
HIBERNIA CORP                   CL A             428656102      4,990   166,100   SH          SOLE                SOLE
IVAX CORP                       COM              465823102      1,980    75,100   SH          SOLE                SOLE
MBNA CORP                       COM              55262L100     17,862   724,900   SH          SOLE                SOLE
LABONE INC                      COM              50540L105      3,463    79,614   SH          SOLE                SOLE
INTERMIX MEDIA INC              COM              45881X106      1,136    95,000   SH          SOLE                SOLE
NEIMAN MARCUS GROUP INC         CL A             640204202      1,999    20,000   SH          SOLE                SOLE
PRIORITY HEALTHCARE CORP        CL B             74264T102     12,235   439,158   SH          SOLE                SOLE
PACIFICARE HEALTH SYS DEL       COM              695112102     23,958   300,300   SH          SOLE                SOLE
PETROKAZAKHSTAN INC             COM              71649P102     32,359   594,500   SH          SOLE                SOLE
PALMSOURCE INC                  COM              697154102      2,940   162,855   SH          SOLE                SOLE
PROVIDIAN FINL CORP             COM              74406A102     28,130 1,588,551   SH          SOLE                SOLE
REGISTER COM                    COM              75914G101        453    58,500   SH          SOLE                SOLE
SCHOOL SPECIALTY INC            COM              807863105        526    10,792   SH          SOLE                SOLE
SPINNAKER EXPL CO               COM              84855W109     26,995   417,300   SH          SOLE                SOLE
SS&C TECHNOLOGIES INC           COM              85227Q100        214     5,838   SH          SOLE                SOLE
TBC CORP NEW                    COM              872183108      2,916    84,544   SH          SOLE                SOLE
CP SHIPS LTD                    COM              22409V102      6,514   305,400   SH          SOLE                SOLE
YORK INTL CORP NEW              COM              986670107     19,294   344,100   SH          SOLE                SOLE
                                                              249,917






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